Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Line Items]
Description of business
Description of business
HMH Holding Inc. (“HMH,” the “Company,” “we,” “us” or “our”) is a leading global provider of offshore and onshore drilling equipment and services.
We were incorporated in the State of Delaware on April 29, 2024 as a holding entity with an intent to complete our initial public offering (“IPO”) and other related transactions in order to carry on business of HMH Holding B.V. (“HMH B.V.”). HMH B.V. was operationally established with effect from October 1, 2021, through its acquisition of all shares in the MHWirth business from Akastor ASA and the Subsea Drilling Systems business from Baker Hughes Company. After these transactions, the shareholders of HMH B.V. were Baker Hughes Holdings LLC (50%), Akastor AS (25%) and Mercury HoldCo Inc. (25%). Baker Hughes Holdings LLC is a wholly owned subsidiary of Baker Hughes Company (together with Baker Hughes Holdings LLC, “Baker Hughes”), and Akastor AS and Mercury HoldCo Inc. are wholly owned subsidiaries of Akastor ASA (together with Akastor AS, Mercury HoldCo AS and Mercury HoldCo Inc., “Akastor”).

Reclassification	Certain amounts in prior periods have been reclassified to conform with current period presentation.
Use of Estimates
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. Although management believes these assumptions to be reasonable, given historical experience, actual amounts and results could differ from these estimates. Estimates are used for, but are not limited to, determining the following: allowance for credit losses and inventory valuation reserves; recoverability of long-lived assets; revenue recognition on long-term contracts; valuation of goodwill; useful lives used in depreciation and amortization; income taxes and related valuation allowances; accruals for contingencies; actuarial assumptions to determine costs and liabilities related to employee benefit plans; stock-based compensation expense; valuation of derivatives; and the fair value of assets acquired and liabilities assumed in business combinations.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accou nting
estimates are recognized in the period in which the estimate is revised and in any future periods affected.

Offering Costs
Offering costs
In connection with our IPO, HMH B.V. and its affiliates incurred accounting, legal and other costs, which were reimbursed by us. Such costs were recorded as a reduction to equity against the proceeds from the IPO. Deferred offering costs of $21.3 million and $26.2 million were recognized in prepaids and other current assets in our condensed consolidated balance sheets as of December 31, 2025 and at the IPO date of April 2, 2026, respectively.

Share-based Compensation
Share-based compensation
We account for share-based compensation awards granted to employees, directors, and non-employees in accordance with ASC 718, Compensation—Stock Compensation based on the estimated grant date fair value and recognize the expense over the requisite service period, net of actual forfeitures. The fair value of restricted stock awards and RSUs is determined based on the closing price of our common stock on the date of grant and the fair value of PSUs is measured using a Monte Carlo simulation model.
The fair value of RSUs and PSUs granted prior to the IPO was determined with the assistance of independent third-party valuations. These awards were contingent upon a liquidity event, which is defined as an IPO or a change of control (each as defined in the applicable award agreement) of the Company and the completion of a service period. The performance condition related to these awards was met upon the commencement of trading of our Class A common stock on The Nasdaq Global Select Market. For the three and six months ended June 30, 2026, we recognized share-based compensation of $22.8 million, including $22.5 million related to pre-IPO share-based awards.

Concentration risk
Concentration risk
During the three months ended June 30, 2026, two customers accounted for approximately 11.7% and 10.6% of total revenue compared to two customers accounting for approximately 14.1% and 11.7% during the three months ended June 30, 2025. During the six months ended June 30, 2026, two customers accounting for approximately 12.1% and 11.0% of total revenue compared to two customers accounted for 14.2% and 10.3% during the six months ended June 30, 2025. The revenue associated with these customers was included in both Equipment and System Solutions (“ESS”) and Pressure Control Systems (“PCS”) revenue.
As of June 30, 2026, two customers accounted for approximately 19.4% and 10.2% of current accounts receivable. As of December 31, 2025, one customer accounted for approximately 11.2% of current accounts receivable. The Company expects to maintain its relationship with these customers.

New Accounting Standards to be Adopted
New accounting standards to be adopted
As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (the “JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The JOBS Act does not preclude an EGC from early adopting new or revised accounting standards codification. The Company has elected to use extended transition periods permissible under the JOBS Act, while also early adopting certain accounting pronouncements. The adoption dates discussed below reflect these elections.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-09,
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU
2023-09”),
which is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU
2023-09
provide for enhanced income tax information primarily through changes to the rate reconciliation and income taxes paid information. ASU
2023-09
is effective for the Company prospectively for all annual periods beginning after December 15, 2025. The Company is currently evaluating the impact of this standard on its disclosures.
In November 2024, the FASB issued ASU
No. 2024-03,
“Disaggregation of Income Statement Expenses
(Subtopic 220-40).”
The ASU requires public entities to disaggregate, in a tabular presentation, certain income statement expenses into different categories, such as purchases of inventory, employee compensation, depreciation and intangible asset amortization. The guidance is effective for fiscal years beginning after December 15, 2026, with early adoption permitted, and may be applied retrospectively. The Company is currently evaluating the impact of adopting the new ASU on its consolidated financial statements and related disclosures.
In September 2025, the FASB issued ASU
2025-06,
“Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software” (“ASU
2025-06”).
Under the new guidance,
internal-use
software costs are capitalized when management has authorized and committed to funding the project and it is probable that the software will be completed and used for its intended function. ASU
2025-06
is effective for the Company for annual reporting periods beginning after December 15, 2027, and interim periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting the new ASU on its consolidated financial statements and related disclosures.
In November 2025, the FASB issued ASU
2025-09,
“Hedge Accounting Improvements” (“ASU
2025-09”).
The new guidance provides targeted improvements to the hedge accounting guidance to primarily address cash flow hedging, but also impact certain fair value and net investment hedges, including (i) permitting designation of variable price components of forecasted purchases or sales of nonfinancial assets when clearly and closely related to the underlying asset, (ii) allowing groups of forecasted transactions with similar risk exposures (including those based on different interest rate indexes) to be hedged together, and (iii) introducing a model for cash flow hedges of forecasted interest payments on “choose-your-rate” debt instruments that permits a borrower to change the designated interest rate index and/or tenor without automatically discontinuing hedge accounting. ASU
2025-09
is effective for the Company for annual reporting periods beginning after December 15, 2027, and interim periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU
2025-09
on its consolidated financial statements and related disclosures.

HMH Holding BV And Subsidiaries [Member]
Accounting Policies [Line Items]
Description of business
Description of business
HMH Holding B.V. (“HMH,” the “Company,” “we” or “our”) is a leading global provider of offshore and onshore drilling equipment and services.
The Company was operationally established with effect from October 1, 2021, through its acquisition of all shares in the MHWirth business from Akastor ASA and the Subsea Drilling Systems business from Baker Hughes Company. After these transactions, the shareholders were Baker Hughes Holdings LLC (50%), Akastor AS (25%) and Mercury HoldCo Inc. (25%). Baker Hughes Holdings LLC is a wholly owned subsidiary of Baker Hughes Company (together with Baker Hughes Holdings LLC, “Baker Hughes”), and Akastor AS and Mercury HoldCo Inc. are wholly owned subsidiaries of Akastor ASA (together with Akastor AS, Mercury HoldCo AS and Mercury HoldCo Inc., “Akastor”).

Basis of Presentation
Basis of presentation
The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S.” and such principles, “U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of HMH and all of its subsidiaries and affiliates that it controls or variable interest entities for which the Company has determined it is the primary beneficiary. All intercompany accounts and transactions have been eliminated.
In the notes to the consolidated financial statements, all dollar amounts in tables are in thousands of dollars unless otherwise indicated. Certain columns and rows in the financial statements and notes thereto may not add due to the use of rounded numbers.
Certain amounts in prior periods have been reclassified to conform with current period presentation.

Foreign currency
Foreign currency
The consolidated financial statements are presented in U.S. dollars (“USD”). Assets and liabilities of non-U.S. operations with a functional currency other than the USD have been translated into USD using the Company’s period end exchange rates, and revenue, expenses and cash flows have been translated at average rates for the respective periods. Any resulting translation gains and losses are included in other comprehensive income (loss). The impact of remeasurement of monetary assets and liabilities denominated in currencies other than the functional currency of the Company or its subsidiaries is included in the consolidated statements of income.

Business combinations
Business combinations
Business combinations are accounted for using the acquisition method as of the acquisition date, which is the date when control is transferred to the Company.
Transaction costs are expensed as incurred.

Use of Estimates
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. Although management believes these assumptions to be reasonable, given historical experience, actual amounts and results could differ from these estimates. Estimates are used for, but are not limited to, determining the following: allowance for credit losses and inventory valuation reserves; recoverability of long-lived assets; revenue recognition on long-term contracts; valuation of goodwill; useful lives used in depreciation and amortization; income taxes and related valuation allowances; accruals for contingencies; actuarial assumptions to determine costs and liabilities related to employee benefit plans; stock-based compensation expense; valuation of derivatives; and the fair value of assets acquired and liabilities assumed in business combinations.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected.

Offering costs
Offering costs
In connection with the HMH Holding Inc.’s initial public offering, the Company has incurred or will incur accounting, legal and other costs, which will be reimbursed by HMH Holding Inc. upon consummation of the initial public offering. Such costs will be deferred by the Company and recorded against the proceeds from the offering as a reduction to stockholders’ equity by HMH Holding Inc. In the event the offering is aborted, such deferred offering costs will be expensed. Deferred offering costs of $21.3 million and $10.7 million were recognized in prepaids and other current assets as of December 31, 2025 and 2024, respectively.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include cash on hand, demand deposits held at banks and other short-term highly liquid investments with original maturity of three months or less. Restricted cash may include legally restricted deposits held as compensating balances against short-term borrowing arrangements, contracts entered into with others or company statements of intention with regard to particular deposits. The Company held an immaterial balance of restricted cash as of December 31, 2025 and December 31, 2024.

Accounts receivable
Accounts receivable
Accounts receivable are recorded at the invoiced amount, net of any allowance for credit losses. The Company evaluates the expected credit losses of accounts receivable, considering historical credit losses, current customer-specific information and other relevant factors when determining the allowance. The Company monitors customer payment history and current creditworthiness to determine that collectability of the related financial assets is reasonably assured. The Company also considers the overall business climate in which customers operate. For accounts receivable, a loss allowance matrix is utilized to measure lifetime expected credit losses. The matrix contemplates historical credit losses by age of receivable, adjusted for any forward-looking information and management expectations. Accounts receivable have been reduced by an allowance of $2.9 million and $5.6 million as of December 31, 2025 and 2024, respectively.

Derivative financial instruments
Derivative financial instruments
The Company uses derivative financial instruments, primarily forward currency exchange contracts, to mitigate the effects of variability of future earnings and cash flows caused by the movements in foreign currency exchange rates. Derivative financial assets and liabilities are included in the other current assets and other current liabilities on the consolidated balance sheet at their respective fair values. The maximum term of the forward currency exchange contracts is under 24 months as of December 31, 2025 and 2024.

Designated hedges:
The Company applies cash flow hedge accounting to certain of these forward currency exchange contracts, such that changes in the fair values or cash flows of future identifiable and anticipated transactions being hedged are expected to be offset by corresponding changes in the fair value of the derivatives. For derivative instruments designated as hedging instruments, the effective portion of the gain or loss of the derivative, which does not include the time value component of a forward currency rate, is reported in the hedge reserve in accumulated other comprehensive income (“OCI”) and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings.
For the years ended December 31, 2025 and 2024, the Company reclassified $1.7 million income and $0.4 million of loss, respectively, into earnings from accumulated OCI related to cash flow hedges. The Company expects to reclassify an approximate $0.5 million loss from accumulated OCI into earnings over the next 12 months as the forecasted transactions occur.
Non-designated
hedges:
The Company also enters into derivative financial instruments that are not designated as hedging instruments. These instruments are used primarily to manage foreign exchange exposures on recognized monetary assets and liabilities denominated in currencies other than the functional currency. Changes in the fair value of these non-designated
derivatives are recognized immediately in earnings within foreign currency gain, net. Similar to designated hedges, these instruments are strictly used for risk management purposes and not for trading or speculation.

Share capital
Share capital
Ordinary shares are classified as equity. A repurchase of share capital is recognized as a reduction in equity and is classified as treasury shares. The Company has Class A ordinary shares and Class B ordinary shares, with equal rights for all shares. The holders of ordinary shares are entitled to receive dividends and are entitled to one vote per share at general meetings. Total outstanding shares are 200 shares, par value EUR 1 per share. As of December 31, 2025 and 2024, the Company had 100 Class A ordinary shares and 100 Class B ordinary shares outstanding.

Inventories
Inventories
Inventories are recognized at the average acquisition cost or net realizable value, whichever is lower. The net sales value for raw materials and work in progress (goods under production) is calculated as the net realizable value of the finished products less the remaining production and sales costs. In the case of manufactured inventories and work in progress, costs include an appropriate share of attributable costs based on normal operating capacity.

Concentration risk
Credit risk and concentrations
The Company’s current receivables are spread over a broad and diverse group of customers across many countries. The Company grants credit to its customers and performs periodic credit evaluations of its customers’ financial conditions, including monitoring its customers’ payment history and current creditworthiness to manage this risk. The Company does not generally require collateral in support of its current receivables, but the Company may require payment in advance or security in the form of a letter of credit or a bank guarantee.
Having a concentration of customers in the energy industry may impact the Company’s overall exposure to credit risk as its customers may be similarly affected by prolonged changes in economic and industry conditions. Some of the Company’s customers may experience extreme financial distress as a result of falling commodity prices and may be forced to seek protection under applicable bankruptcy laws, which may affect the

Company’s ability to recover any amounts due from such customers. Furthermore, countries that rely heavily upon income from hydrocarbon exports have been and may in the future be negatively and significantly affected by a drop in oil prices, which could affect the Company’s ability to collect, on a timely basis or in full, from its customers in these countries, particularly national oil companies. Laws in some jurisdictions in which the Company operates or will operate could make collection difficult or time consuming.
The maximum exposure to credit risk at the reporting date equals the carrying amounts of financial assets. The Company does not hold collateral as security. Contract assets and liabilities are stated in Note 11—“Revenue from contracts with customers.”
During the years ended December 31, 2025 and 2024, one customer individually accounted for approximately 21% and 18%, respectively, of the Company’s revenues which were included in both Equipment and System Solutions (“ESS”) and Pressure Control Systems (“PCS”) revenue in respective years. During the years ended December 31, 2025 and 2024, one customer accounted for approximately 25% and 10%, respectively, of current accounts receivable. The Company expects to maintain its relationship with this customer.

Leases
Leases
Right-of-use assets
The Company recognizes right-of-use asset at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any prepaid lease payments made at or before the commencement date, plus any initial direct costs. The right-of-use asset is subject to impairment assessment of non-financial assets and adjusted for certain remeasurement of the lease liability.
Lease liabilities
At the lease commencement date, the Company recognizes lease liability measured at the present value of the lease payments over the lease term, discounted using the Company’s incremental borrowing rate. Generally, the lease payments include fixed payments and variable lease payments that depend on an index or rate. Changes in future lease payments arising from a change in an index or rate are reflected as expense in the period the change occurs. The lease liability is subsequently measured at amortization cost using the effective-interest method.
Short-term leases
The Company applies the recognition exemption to its leases that have a lease term of 12 months or less from the commencement date. Lease payments associated with the short-term leases are recognized as expenses on a straight-line basis over the lease term.
Lease term
The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease, if it is reasonably certain to be exercised, or any period covered by an option to terminate the lease if it is reasonably certain not to be exercised. The Company applies judgment in evaluating whether it is reasonably certain to exercise an extension option, considering all relevant factors that create economic incentive to exercise the extension option.

Lease liabilities expiring within the following periods from the balance dates
Some property leases contain extension or termination options exercisable before the end of the non-cancellable
period. They are used to maximize operational flexibility in terms of managing the assets used in the Company’s operations. The extension and termination options are exercisable only by the Company and not by the applicable lessor. The Company assesses at the lease commencement date whether it is reasonably certain that it will exercise the extension or termination options.
Most extension options in office leases have not been included in the lease liability because the Company expects to be able to replace the assets without significant cost or business disruption. Additionally, most of the early termination options are not considered in the lease term, as the Company assesses it as reasonably certain that the leases will not be terminated early.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses. The cost of self-constructed assets includes the cost of materials, direct labor, borrowing costs on qualifying assets, production overheads and the estimated costs of dismantling and removing the assets and restoring the site on which they are located.
Subsequent costs
The Company capitalizes the cost of a replacement part or a component of property, plant and equipment when incurred if it can be measured reliably and it extends the useful life of the asset or qualifies as an asset improvement. All other costs are expensed as incurred.
Depreciation
Depreciation is normally recognized on a straight-line basis over the estimated useful lives of property, plant and equipment.
Estimates for useful life, depreciation method and residual values are reviewed annually. Assets are depreciated on a straight-line basis over their expected economic lives as follows:

Asset Classification	Useful life
Building	16-33 years
Machinery, equipment and software	3-16 years

Impairment
The Company reviewed the recoverability of long-lived assets, including finite-lived acquired intangible assets and property and equipment, when events or changes in circumstances occur that indicate the carrying value of the asset or asset group may not be recoverable. The assessment of possible impairment is based on the Company’s ability to recover the carrying value of the asset or asset group from the expected future pre-tax cash flows (undiscounted) of the related operations. If these cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. The Company concluded there were no indicators evident or other circumstances present that these assets were not recoverable and, accordingly, no impairment charges of long-lived assets were recognized for the years ended December 31, 2025 and 2024.

Goodwill
Goodwill
Goodwill represents the excess of purchase price paid by the Company over the fair market value of the net assets acquired in a business combination. Goodwill is tested for impairment annually or whenever events or circumstances change indicating that the fair value of a reporting unit with goodwill could be below its carrying amount.
The Company performs impairment testing if any impairment indicators are identified. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of the Company’s reporting unit is less than its carrying value. If the qualitative assessment indicates that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, a quantitative test is required. The recoverable amounts of reporting units to which goodwill is allocated have been determined based on fair value in use. If the carrying value of the reporting unit including goodwill exceeds its fair value, an impairment charge equal to the excess would be recognized up to a maximum amount of goodwill allocated to that reporting unit.
There were no impairment charges during the years ended December 31, 2025 and 2024 as a result of the Company’s goodwill impairment assessment.

Other intangible assets, patents and rights and customer relations
Other intangible assets, patents and rights and customer relations
Acquired intangible assets are measured at cost less accumulated amortization and impairment losses.
Subsequent expenditures
Subsequent expenditures on intangible assets are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are expensed as incurred.
Amortization
Amortization is recognized in the consolidated statements of income on a straight-line basis over the estimated useful lives of intangible assets unless such useful lives are indefinite. Intangible assets are amortized from the date they are available for use. Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
Research and development expenses
Expenditures on research activities undertaken with the prospect of obtaining new scientific or technical knowledge and understanding are recognized in the consolidated statements of income as incurred.
Development activities involving a plan or design for the production of new or substantially improved products or processes are expensed as incurred, unless the costs relate to an item that has an alternative future use. The Company follows Accounting Standards Codification (“ASC”) 350-40 to account for development costs incurred for the costs of computer software developed or obtained for internal use. ASC 350-40 requires such costs to be capitalized once certain criteria are met. Capitalized internal-use software costs are primarily comprised of cost of materials, direct labor overhead costs that are directly attributable to preparing the asset for its intended use and capitalized interest on qualifying assets. Costs are capitalized once the project is defined, funding is committed, and it is confirmed the software will be used for its intended use. Capitalization of these costs concludes once the project is substantially complete and the software is ready for its intended purpose.

Capitalized development expenditures are measured at cost less accumulated amortization and accumulated imp airme
nt losses.

Revenue from contracts with customers
Revenue from contracts with customers
Revenue recognition
Revenue from performance obligations satisfied over time, typically in project contracts and service contracts, is recognized according to progress. This requires estimates of the final total revenue, as well as measurement of progress achieved to date as a proportion of the total work to be performed. The estimated progress in long-term project and other manufacturing contracts is based on internal and external estimates of progress. See the following table for the description of types of revenue and revenue recognition policy by type of revenue.

Type of contract/revenue	Nature of performance obligations, including significant payment terms	Significant revenue recognition policies

Project and other manufacturing contracts
Under project and other manufacturing contracts, specialized products are built to a customer’s specifications and the assets have no alternative use to the Company. If a project or other manufacturing contract is terminated by the customer, the Company has an enforceable right to payment for the work completed to date. The contracts establish a legally enforceable milestone payment schedule as well as a legally enforceable right to receive payment for work completed.

Each of the project or other manufacturing contracts normally includes a single, combined output for the customer, such as an integrated drilling equipment package. A single performance obligation, satisfied over time, is identified in each contract. Project and other manufacturing contracts revenue is presented in product revenue on the consolidated statements of income.

Normal payment terms for project and other manufacturing contracts are 30 to 45 days.

Revenue from project and other manufacturing contracts is recognized according to progress. The input method used to measure progress is determined by reference to the costs incurred to date relative to the total estimated contract cost. Because of the uniqueness of the project and the required engineering in the initial phases of construction contracts, the Company may defer recognition of revenue, in excess of costs, until the point that progress can be measured reliably, which is when a project is approximately 20% complete.

The Company considers milestone payments as variable consideration, with the full milestone payment representing the most likely outcome based on the Company’s historical experience. In addition, liquidated damages are recognized as a reduction of the transaction price unless it is highly probable that it will not be incurred. Disputed amounts and claims are only recognized when negotiations have reached an advanced stage, customer acceptance is highly likely and the amounts can be measured reliably.

Service revenue	Service revenue is generated from the rendering of various aftermarket services for installed products to customers. This offering includes field service, maintenance, overhaul and repair.	Service revenue associated with field service, maintenance and overhaul and repair is recognized according to progress or the as-invoiced amounts, when the invoiced amounts directly correspond with the benefit of the services that are

Type of contract/revenue	Nature of performance obligations, including significant payment terms	Significant revenue recognition policies

Field service, maintenance and overhaul and repair services are satisfied over time as the customers simultaneously receive and consume the benefits provided by these services.

For service contracts with multiple performance obligations, the Company allocates the transaction price based on the standalone selling price of each performance obligation. The Company determines the standalone selling price based on observable prices or will use an estimation method if observable prices are not available.

Normal payment terms for service revenue are 30 to 45 days.
transferred to the customers. Progress is measured using the input method based on labor hours incurred.

Spare parts revenue
Revenue from spare parts, which involve physical transfer of goods, is satisfied at a point of time when control transfers to the customers, according to the contract terms.

Normal payment terms for spare parts revenue are 30 to 45 days.
Revenue from spare parts is recognized when the customers obtain control of the goods, according to the contract terms, typically at physical shipment of goods.

Sale of products
This revenue type involves sale of products or equipment that are of a standard nature, not made to the customer’s specifications. Customers obtain control of these products according to the contract terms.

The Company has assessed that these performance obligations are satisfied at a point of time. Revenue for sale of products is presented in product revenue on the consolidated statements of income.

For contracts with multiple performance obligations, the Company allocates the transaction price based on the standalone selling price of each performance obligation. The Company determines the standalone selling price based on observable prices or will use an
Revenue from these performance obligations is recognized when the customers obtain control of the goods, according to the contract terms.

Type of contract/revenue	Nature of performance obligations, including significant payment terms	Significant revenue recognition policies
estimation method if observable prices are not available. Normal payment terms for sale of products are 30 to 45 days.

Contract assets
Contract assets represent the amounts recognized as revenue by the Company for which the rights to payment have not become unconditional as of the reporting date. The contract assets are transferred to receivables when the rights to payment become unconditional, which usually occurs when invoices are issued to the customers.
Contract liabilities
A contract liability is recognized if a payment is received or a payment is due (whichever is earlier) from a customer before the Company transfers the related goods or services. Contract liabilities are recognized as revenue when the Company performs under the contract (i.e., transfers control of the related goods or services to the customer).

Income taxes
Income taxes
The Company operates through various subsidiaries in a number of countries throughout the world. Income taxes have been recorded based upon the income tax laws and rates of the countries in which the Company operates and earns income. The Company’s annual income tax expense is based on taxable income, statutory income tax rates and tax planning opportunities available in the various jurisdictions in which it operates. The determination and evaluation of the annual income tax expense and tax positions involves the interpretation of the tax laws in the various jurisdictions in which the Company operates. It requires significant judgment in determining the Company’s income tax expense and in evaluating its tax positions, including evaluating uncertainties and the use of estimates and assumptions regarding significant future events such as the amount, timing and character of income, deductions and tax credits. The Company’s tax filings are subject to examination by the taxing authorities in the jurisdictions where it conducts business. These examinations may result in assessments of additional income taxes that are resolved with the taxing authorities or through the courts.
The financial statement effects of tax positions are recognized if the tax position is more likely than not to be realized. Recognized tax positions are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized. A valuation allowance is established for any portion of a deferred tax asset that management believes is not more likely than not to be realized. Valuation of deferred tax assets is dependent on management’s assessment of future recoverability of the deferred tax benefit. Expected recoverability may result from expected taxable income in the near future, planned transactions or planned tax optimizing measures. Economic conditions may change and lead to a different conclusion regarding recoverability, and such change may affect the results for each future reporting period.

Accrued liabilities
Accrued liabilities
Warranties
Provision for warranties is recognized when the underlying products or services are sold. The provision is based on historical warranty data and a weighting of all possible outcomes against their associated probabilities.

A provision is made for expected warranty expenditures. The warranty period is normally 12 to 30 months depending on the specific customer contract and terms. See Note 12—“Accrued expenses” for further information about provisions for warranty expenditures.
Restructuring
A restructuring provision is recognized when the Company has developed a detailed formal plan for the restructuring and has raised a valid expectation in those affected that the entity will carry out the restructuring by starting to implement the plan or announcing its main features to those affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which are those amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the entity.
Legal disputes and contingent liabilities
Given the scope of the Company’s worldwide operations, its subsidiaries are inevitably involved in legal disputes in the course of their business activities. In addition, the Company from time to time engages in mergers, acquisitions and other transactions that could expose the Company to financial and other non-operational
risks, such as indemnity claims and price adjustment mechanisms resulting in recognition of deferred settlement obligations. Provisions have been made to cover the expected outcome of the legal claims and disputes to the extent negative outcomes are likely and reliable estimates can be made. However, the final outcomes of these cases are subject to uncertainties, and resulting liabilities may exceed provisions recognized. The Company follows the development of these disputes on case-by-case
basis and makes assessments based on all available evidence as at the reporting date.

Employee benefits
Employee benefits
Defined contribution plans
Obligations for contributions by the Company to defined contribution plans are recognized as an expense in the consolidated statements of income as incurred.
Defined benefit plans
The Company’s net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.
The calculation of defined benefit obligations is performed annually by a qualified actuary using the projected unit credit method. The discount rate is the yield at the reporting date on government bonds or high-quality corporate bonds with maturities consistent with the terms of the obligations.
Remeasurement of the net defined benefit liability, which comprises actuarial gains and losses, and the return on plan assets (excluding interest) are recognized immediately in other comprehensive income. The Company determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in the consolidated statements of income. When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in the consolidated statements of income. The C om
pany recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

Fair value measurement
Fair value measurement
When available, the Company measures the fair value of a financial instrument using the quoted price in an active market for that instrument. If there is no quoted price in an active market, then the Company uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.
The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price. If the Company determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique that uses only data from observable markets, the financial instrument is initially measured at fair value, and the difference between the fair value on initial recognition and the transaction price is recognized as a deferred gain or loss. Subsequently, the deferred gain or loss is recognized in profit or loss on an appropriate basis over the life of the instrument.
The determination of the fair value and the useful lives of the assets and liabilities acquired is performed, which requires the application of judgment. Fair values have been estimated by a range of different valuation techniques, such as the market approach, income approach and cost approach based on the techniques that have been assessed to be most appropriate for the type of assets or liability measured. All of these methods include a range of various assumptions where significant estimation has been exercised.
A number of the Company’s accounting policies and disclosures requires the measurement of fair values, for both financial and non-financial assets and liabilities, including:

(a)	Derivatives

(b)	Acquisitions
When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices of identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3: Significant inputs to the valuation model are unobservable.
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Hedging activities
Hedging activities
The Company uses cash flow hedging primarily to mitigate the effects of foreign exchange rate changes on future transactions denominated in foreign currencies. Accordingly, the vast majority of the Company’s derivative activity in this category consists of forward currency exchange contracts. Changes in the fair value of cash flow hedges are recorded in the hedge reserve in Accumulated other comprehensive income (“AOCI”) and are recorded in earnings in the period in which the hedged transaction occurs. See the statements of change in shareholders’ equity for further information on activity in AOCI for cash flow hedges. The maximum term of cash flow hedges is under 24 months as of December 31, 2025 and 2024.
The Company hedges its future transactions in foreign currencies with external banks. The foreign exchange derivatives are subject to hedge accounting. Hedges qualifying for hedge accounting are classified as cash flow hedges (hedges of highly probable future revenues and/or expenses).
The hedged transactions in foreign currency that are subject to cash flow hedge accounting are highly probable future transactions expected to occur at various dates during the next one to four years, depending on progress in the projects. Gains and losses on forward foreign exchange contracts are recognized in other comprehensive income and reported as measurement adjustments within AOCI in equity until they are recognized in the consolidated statements of income in the period or periods during which the hedged transactions affect the consolidated statements of income. If the forward foreign exchange contract is rolled due to a change in timing of the forecasted cash flow, the settlement effect is included in contract assets or contract liabilities.

Investment in subsidiaries
Investment in subsidiaries
For investments in subsidiaries that are not wholly owned, but where the Company exercises control, the equity held by the minority owners and their portion of net income are reflected as non-controlling interests.
On March 28, 2024, Hydril PCB Limited (“Hydril UK”), a subsidiary of the Company, issued shares representing a 30% non-controlling interest in its subsidiary, Hydril Pressure Controlling Arabia Limited (“Hydril Arabia”), to Tanajib Holding Company CJSC (“Tanajib”), in exchange for total consideration of $9.2 million, comprising $2.3 million of upfront consideration and $6.9 million of deferred consideration. On March 28, 2024, the Company recognized cash of $2.3 million, related party notes receivable—current of $2.2 million and related party notes receivable of $4.7 million.

New Accounting Standards to be Adopted
New accounting standards to be adopted
As an emerging growth company, the Jumpstart Our Business Startups Act (the “JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The JOBS Act does not preclude an emerging growth company from early adopting new or revised accounting standards codification. The Company has elected to use extended transition periods permissible under the JOBS Act, while also early adopting certain accounting pronouncements. The adoption dates discussed below reflect these elections.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 provide for enhanced income tax information primarily through changes to the rate reconciliation and income taxes paid information. ASU 2023-09 is effective for the Company prospectively to all annual periods beginning after December 15, 2025. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its disclosures.

In November 2024, the FASB issued ASU
2024-03,
“Disaggregation of Income Statement Expenses
(Subtopic 220-40).”
The ASU requires public entities to disaggregate, in a tabular presentation, certain income statement expenses into different categories, such as purchases of inventory, employee compensation, depreciation and intangible asset amortization. The guidance is effective for fiscal years beginning after December 15, 2026, with early adoption permitted, and may be applied retrospectively. The Company is currently evaluating the impact of adopting the new ASU on its consolidated financial statements and related disclosures.
In September 2025, the FASB issued ASU
2025-06,
“Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software” (“ASU
2025-06”).
Under the new guidance,
internal-use
software costs are capitalized when management has authorized and committed to funding the project and it is probable that the software will be completed and used for its intended function. ASU
2025-06
is effective for the Company for annual reporting periods beginning after December 15, 2027, and interim periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting the new ASU on its consolidated financial statements and related disclosures.
In November 2025, the FASB issued ASU
2025-09,
“Hedge Accounting Improvements” (“ASU
2025-09”).
The new guidance provides targeted improvements to the hedge accounting guidance to primarily address cash flow hedging, but also impact certain fair value and net investment hedges, including (i) permitting designation of variable price components of forecasted purchases or sales of nonfinancial assets when clearly and closely related to the underlying asset, (ii) allowing groups of forecasted transactions with similar risk exposures (including those based on different interest rate indexes) to be hedged together, and (iii) introducing a model for cash flow hedges of forecasted interest payments on “choose-your-rate” debt instruments that permits a borrower to change the designated interest rate index and/or tenor without automatically discontinuing hedge accounting. ASU
2025-09
is effective for the Company for annual reporting periods beginning after December 15, 2027, and interim periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU
2025-09
on its consolidated financial statements and related disclosures.